APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
APPROVAL OF THE FINANCIAL STATEMENTS
APPROVAL OF THE FINANCIAL STATEMENTS	45. APPROVAL OF THE FINANCIAL STATEMENTS The financial statements were approved and authorized for issue by the board of directors on April 22, 2020.